Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Nov. 02, 2020	Jun. 30, 2020	Nov. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Feb. 29, 2016	Dec. 14, 2015	Jun. 30, 2015
C000145004
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Integrity Discovery Fund
Account Value	$ 19,128	$ 17,080	$ 15,058	$ 14,191	$ 16,749		$ 8,838		$ 11,594	$ 13,178	$ 11,383	$ 8,732			$ 9,424
C000145005
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Integrity Discovery Fund
Account Value	$ 19,008	16,973	14,963	14,228	16,934		9,011		11,922	13,663	11,893	9,196			10,000
C000145007
Account Value [Line Items]
Account Value	2,074,189	1,849,108	1,626,788	1,530,551	1,803,001		948,498		1,242,096	1,408,513	1,213,433	928,992			1,000,000
C000219865
Account Value [Line Items]
Account Value	$ 19,801	17,679	15,566	14,663	17,285	$ 10,000
C000144991
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Integrity Mid-Cap Value Fund
Account Value	$ 21,469	19,919	17,830	15,664	16,763		10,566		12,272	12,227	10,984	9,463			9,424
C000217047
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Integrity Mid-Cap Value Fund
Account Value	$ 16,127	15,081	13,599	12,036	12,979		8,245	$ 10,000
C000164741
Account Value [Line Items]
Account Value	25,697	23,754	21,170	18,523	19,748		12,401		14,341	14,238	12,749	10,950		$ 10,000
C000144992
Account Value [Line Items]
Account Value	2,336,709	2,162,961	1,931,477	1,692,215	1,806,996		1,136,243		1,316,157	1,308,586	1,172,760	1,007,255			1,000,000
C000219863
Account Value [Line Items]
Account Value	$ 18,476	17,124	15,301	13,420	14,346	10,000
C000144977
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Integrity Small-Cap Value Fund
Account Value	$ 16,757	17,331	15,695	13,504	15,368		8,519		11,257	12,125	10,773	8,778			9,426
C000144978
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Integrity Small-Cap Value Fund
Account Value	$ 16,757	17,331	15,696	13,621	15,615		8,730		11,627	12,608	11,271	9,244			10,000
C000144979
Account Value [Line Items]
Account Value	17,252	17,901	16,265	14,038	16,010		8,899		11,793	12,734	11,340	9,264			10,000
C000144980
Account Value [Line Items]
Account Value	18,719	19,270	17,369	14,874	16,831		9,278		12,199	13,071	11,549	9,359			10,000
C000144981
Account Value [Line Items]
Account Value	$ 1,846,551	1,902,827	1,716,686	1,471,631	1,667,045		920,355		1,211,634	1,300,512	1,150,836	934,593			1,000,000
C000144993
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Integrity Small/Mid-Cap Value Fund
Account Value	$ 19,767	19,202	17,516	15,221	16,661		9,619		11,871	12,071	10,763	8,897			9,424
C000155526
Account Value [Line Items]
Account Value	21,627	20,944	19,044	16,493	18,002		10,365		12,749	12,929	11,489	9,467			10,000
C000144994
Account Value [Line Items]
Account Value	2,151,217	2,084,871	1,897,447	1,643,897	1,795,530		1,034,255		1,272,647	1,291,378	1,147,750	946,609			1,000,000
C000219864
Account Value [Line Items]
Account Value	$ 18,779	18,209	16,578	14,373	15,717	10,000
C000144984
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Munder Multi-Cap Fund
Account Value	$ 28,094	24,092	19,582	16,075	17,609		12,574		12,385	12,041	10,621	9,047			9,425
C000144985
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Munder Multi-Cap Fund
Account Value	$ 27,937	23,958	19,473	16,123	17,820		12,832		12,744	12,468	11,084	9,518			10,000
C000144987
Account Value [Line Items]
Account Value	$ 3,087,000	2,639,925	2,138,980	1,750,402	1,911,385		1,360,051		1,334,361	1,292,897	1,136,048	963,935			1,000,000
C000144988
Account Value [Line Items]
Line Graph and Table Measure Name	Victory S&P 500 Index Fund
Account Value	$ 33,303	29,008	23,418	19,700	22,162		15,830		14,800	13,480	11,852	10,117			9,776
C000144989
Account Value [Line Items]
Account Value	32,736	28,617	23,175	19,574	22,108		15,856		14,879	13,611	12,012	10,303			10,000
C000144990
Account Value [Line Items]
Account Value	$ 3,448,981	3,002,016	2,421,662	2,035,404	2,288,427		1,632,738		1,524,859	1,387,174	1,217,250	1,037,419			1,000,000
C000144972
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Munder Mid-Cap Core Growth Fund
Account Value	$ 19,866	17,533	15,721	14,121	16,981		11,511		11,872	11,395	10,167	8,677			9,425
C000144973
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Munder Mid-Cap Core Growth Fund
Account Value	$ 19,856	17,524	15,713	14,246	17,274		11,791		12,259	11,844	10,644	9,142			10,000
C000144975
Account Value [Line Items]
Account Value	21,955	19,316	17,250	15,436	18,494		12,479		12,812	12,253	10,885	9,246			10,000
C000144976
Account Value [Line Items]
Account Value	$ 2,166,651	1,908,172	1,705,009	1,527,211	1,832,007		1,237,862		1,273,052	1,218,642	1,084,344	922,946			1,000,000
C000144995
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Trivalent International Fund - Core Equity
Account Value	$ 17,069	14,198	12,254	10,647	13,199		10,131		10,648	10,816	10,038	8,439			9,422
C000144997
Account Value [Line Items]
Account Value	3,762,101	3,115,603	2,679,601	2,321,974	2,867,851		2,195,079		2,298,562	2,322,857	2,149,369	1,801,647			2,000,000
C000155527
Account Value [Line Items]
Account Value	18,890	15,641	13,459	11,653	14,373		11,008		11,507	11,637	10,761	9,014			10,000
C000144998
Account Value [Line Items]
Account Value	$ 1,858,162	1,541,608	1,327,150	1,151,805	1,422,646		1,089,123		1,141,621	1,157,077	1,071,294	898,121			1,000,000
C000144999
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Trivalent International Small-Cap Fund
Account Value	$ 18,470	14,602	13,345	11,799	15,779		11,222		11,205	12,064	10,569	8,661			9,428
C000145000
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Trivalent International Small-Cap Fund
Account Value	$ 18,442	14,579	13,325	11,859	15,991		11,458		11,533	12,505	11,040	9,113			10,000
C000145001
Account Value [Line Items]
Account Value	4,077,835	3,210,415	2,923,810	2,573,301	3,429,018		2,429,152		2,416,167	2,589,494	2,259,497	1,845,183			2,000,000
C000145002
Account Value [Line Items]
Account Value	20,169	15,889	14,476	12,749	17,011		12,053		12,010	12,894	11,262	9,210			10,000
C000145003
Account Value [Line Items]
Account Value	$ 2,008,738	1,583,522	1,444,322	1,273,286	1,699,263		1,205,463		1,200,549	1,289,209	1,126,450	921,255			1,000,000
C000144969
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Core Bond Fund
Account Value	$ 11,196	10,601	10,367	10,507	11,737		11,544		10,731	10,146	10,195	10,097			9,770
C000144970
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Core Bond Fund
Account Value	$ 10,793	10,219	9,994	10,201	11,491		11,387		10,666	10,154	10,269	10,256			10,000
C000155525
Account Value [Line Items]
Account Value	11,782	11,129	10,843	10,959	12,218		11,986		11,105	10,471	10,483	10,360			10,000
C000144971
Account Value [Line Items]
Account Value	$ 1,175,651	1,110,739	1,082,425	1,094,196	1,220,132		1,197,216		1,109,322	1,046,662	1,048,027	1,035,856			1,000,000
C000002333
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Diversified Stock Fund
Account Value	$ 29,118	24,944	20,172	16,538	18,061		12,820		12,363	11,842	10,383	9,282			9,425
C000002336
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Diversified Stock Fund
Account Value	$ 28,755	24,633	19,921	16,482	18,170		13,023		12,678	12,251	10,831	9,768			10,000
C000052113
Account Value [Line Items]
Account Value	6,332,781	5,412,735	4,368,459	3,572,361	3,891,308		2,755,420		2,650,488	2,532,159	2,214,305	1,975,297			2,000,000
C000002337
Account Value [Line Items]
Account Value	30,014	25,789	20,924	17,198	18,833		13,409		12,970	12,453	10,951	9,818			10,000
C000138365
Account Value [Line Items]
Account Value	31,811	27,174	21,927	17,917	19,510		13,808		13,275	12,677	11,079	9,880			10,000
C000111270
Account Value [Line Items]
Account Value	$ 3,153,035	2,695,856	2,177,066	1,780,732	1,939,739		1,373,879		1,321,847	1,263,355	1,105,938	986,651			1,000,000
C000002344
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Fund for Income
Account Value	$ 10,983	10,409	9,985	10,030	10,560		10,661		10,274	9,820	9,882	10,006			9,778
C000002345
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Fund for Income
Account Value	$ 10,542	9,990	9,583	9,691	10,290		10,473		10,180	9,803	9,953	10,148			10,000
C000098399
Account Value [Line Items]
Account Value	2,309,661	2,183,287	2,088,864	2,089,829	2,197,528		2,210,424		2,124,646	2,025,039	2,034,553	2,051,919			2,000,000
C000002346
Account Value [Line Items]
Account Value	11,231	10,644	10,212	10,257	10,799		10,891		10,508	10,044	10,106	10,221			10,000
C000155524
Account Value [Line Items]
Account Value	11,548	10,930	10,426	10,444	10,983		11,045		10,626	10,127	10,162	10,251			10,000
C000111273
Account Value [Line Items]
Account Value	1,146,138	1,084,119	1,036,414	1,039,115	1,092,958		1,101,313		1,059,247	1,010,315	1,014,626	1,025,313			1,000,000
C000219862
Account Value [Line Items]
Account Value	$ 10,406	9,848	9,420	9,447	9,942	10,000
C000002332
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Investment Grade Convertible Fund
Account Value	$ 18,615	17,334	16,125	15,579	17,104		13,607		13,126	12,195	11,000	9,699			9,772
C000052112
Account Value [Line Items]
Account Value	3,959,054	3,675,758	3,405,990	3,283,832	3,592,005		2,844,359		2,730,404	2,525,374	2,269,646	1,991,237			2,000,000
C000219861
Account Value [Line Items]
Account Value	$ 12,991	12,082	11,215	10,829	11,869	10,000
C000002334
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Sycamore Established Value Fund
Account Value	$ 24,376	23,370	21,109	18,636	19,515		12,549		13,678	12,971	11,667	10,063			9,426
C000169232
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Sycamore Established Value Fund
Account Value	$ 25,806	24,741	22,465	19,987	21,088		13,666		15,009	14,341	13,002	11,303	$ 10,000
C000052114
Account Value [Line Items]
Account Value	5,334,727	5,099,867	4,592,034	4,040,859	4,218,241		2,703,938		2,938,050	2,777,083	2,490,618	2,142,987			2,000,000
C000002335
Account Value [Line Items]
Account Value	25,336	24,347	22,034	19,495	20,458		13,183		14,397	13,682	12,327	10,656			10,000
C000138366
Account Value [Line Items]
Account Value	26,784	25,597	23,035	20,264	21,144		13,547		14,717	13,911	12,465	10,714			10,000
C000111271
Account Value [Line Items]
Account Value	$ 2,654,263	2,539,244	2,288,174	2,015,229	2,104,541		1,349,192		1,466,550	1,386,503	1,243,340	1,069,656			1,000,000
C000002356
Account Value [Line Items]
Line Graph and Table Measure Name	Victory Sycamore Small Company Opportunity Fund
Account Value	$ 20,379	20,114	19,172	17,106	18,819		12,183		14,046	13,639	11,940	9,599			9,424
C000052116
Account Value [Line Items]
Account Value	4,472,639	4,400,400	4,179,340	3,715,051	4,072,584		2,627,735		3,019,218	2,921,619	2,549,633	2,043,133			2,000,000
C000002357
Account Value [Line Items]
Account Value	21,198	20,974	20,031	17,903	19,728		12,793		14,774	14,378	12,618	10,165			10,000
C000164985
Account Value [Line Items]
Account Value	23,366	22,979	21,814	19,387	21,242		13,700		15,731	15,219	13,278	10,641		10,000
C000111275
Account Value [Line Items]
Account Value	2,207,719	2,173,373	2,065,589	1,837,650	2,015,150		1,302,014		1,497,960	1,451,641	1,269,604	1,019,867			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	3,593,619	3,120,445	2,505,253	2,094,797	2,343,588		1,664,549		1,548,344	1,402,264	1,226,034	1,039,928			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	20,113	17,465	14,021	11,724	13,117	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	22,122	19,209	15,422	12,896	14,427		10,247	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	36,304	31,524	25,309	21,162	23,676		16,816		15,642	14,166	12,386	10,506		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	3,593,619	3,120,445	2,505,253	2,094,797	2,343,588		1,664,549		1,548,344	1,402,264	1,226,034	1,039,928			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	20,113	17,465	14,021	11,724	13,117	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	3,382,207	2,933,505	2,382,540	2,002,914	2,325,337		1,612,975		1,514,111	1,389,315	1,210,436	1,021,383			1,000,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	3,382,207	2,933,505	2,382,540	2,002,914	2,325,337		1,612,975		1,514,111	1,389,315	1,210,436	1,021,383			1,000,000
Russell 3000 Index
Account Value [Line Items]
Account Value	19,383	16,812	13,654	11,478	13,326	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	3,382,207	2,933,505	2,382,540	2,002,914	2,325,337		1,612,975		1,514,111	1,389,315	1,210,436	1,021,383			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	3,593,619	3,120,445	2,505,253	2,094,797	2,343,588		1,664,549		1,548,344	1,402,264	1,226,034	1,039,928			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 3,593,619	3,120,445	2,505,253	2,094,797	2,343,588		1,664,549		1,548,344	1,402,264	1,226,034	1,039,928			1,000,000
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 18,115	15,388	13,785	12,230	15,178		11,183		11,747	11,598	10,811	8,975			10,000
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 3,622,969	3,077,533	2,757,071	2,446,038	3,035,507		2,236,610		2,349,448	2,319,559	2,162,187	1,795,085			2,000,000
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 18,115	15,388	13,785	12,230	15,178		11,183		11,747	11,598	10,811	8,975			10,000
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 1,811,484	1,538,766	1,378,536	1,223,019	1,517,753		1,118,305		1,174,724	1,159,779	1,081,093	897,543			1,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 25,923	22,315	18,693	16,041	19,040		13,672		13,389	12,662	11,435	9,627			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 25,923	22,315	18,693	16,041	19,040		13,672		13,389	12,662	11,435	9,627			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 5,184,523	4,462,961	3,738,609	3,208,286	3,808,038		2,734,373		2,677,859	2,532,390	2,287,013	1,925,406			2,000,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 25,923	22,315	18,693	16,041	19,040		13,672		13,389	12,662	11,435	9,627			10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,592,262	2,231,481	1,869,305	1,604,143	1,904,019		1,367,187		1,338,930	1,266,195	1,143,507	962,703			1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345		11,353	10,525	10,567	10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345		11,353	10,525	10,567	10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345		11,353	10,525	10,567	10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,190,377	1,122,192	1,093,424	1,103,775	1,230,411		1,234,525		1,135,303	1,052,481	1,056,679	1,060,014			1,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	7,187,237	6,240,890	5,010,506	4,189,593	4,687,176		3,329,098		3,096,689	2,804,528	2,452,067	2,079,856			2,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 3,593,619	3,120,445	2,505,253	2,094,797	2,343,588		1,664,549		1,548,344	1,402,264	1,226,034	1,039,928			1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345		11,353	10,525	10,567	10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345		11,353	10,525	10,567	10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,380,754	2,244,384	2,186,848	2,207,550	2,460,821		2,469,049		2,270,606	2,104,962	2,113,357	2,120,028			2,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345		11,353	10,525	10,567	10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345		11,353	10,525	10,567	10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,190,377	1,122,192	1,093,424	1,103,775	1,230,411		1,234,525		1,135,303	1,052,481	1,056,679	1,060,014			1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,619	9,068	8,835	8,919	9,942	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304		12,345		11,353	10,525	10,567	10,600			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 2,380,754	2,244,384	2,186,848	2,207,550	2,460,821		2,469,049		2,270,606	2,104,962	2,113,357	2,120,028			2,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,619	9,068	8,835	8,919	9,942	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	37,807	32,829	26,357	22,038	24,656		17,512		16,289	14,753	12,898	10,941	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	7,187,237	6,240,890	5,010,506	4,189,593	4,687,176		3,329,098		3,096,689	2,804,528	2,452,067	2,079,856			2,000,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	3,593,619	3,120,445	2,505,253	2,094,797	2,343,588		1,664,549		1,548,344	1,402,264	1,226,034	1,039,928			1,000,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	6,764,414	5,867,009	4,765,080	4,005,829	4,650,674		3,225,951		3,028,221	2,778,631	2,420,872	2,042,767			2,000,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822	29,335	23,825	20,029	23,253		16,130		15,141	13,893	12,104	10,214			10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	34,768	30,155	24,491	20,589	23,903		16,581		15,564	14,282	12,443	10,499		10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	3,382,207	2,933,505	2,382,540	2,002,914	2,325,337		1,612,975		1,514,111	1,389,315	1,210,436	1,021,383			1,000,000
Russell Microcap Value Index
Account Value [Line Items]
Account Value	19,827	18,136	16,799	16,332	20,464		11,145		13,101	14,706	12,185	9,283			10,000
Russell Microcap Value Index
Account Value [Line Items]
Account Value	19,827	18,136	16,799	16,332	20,464		11,145		13,101	14,706	12,185	9,283			10,000
Russell Microcap Value Index
Account Value [Line Items]
Account Value	1,982,697	1,813,643	1,679,921	1,633,197	2,046,409		1,114,500		1,310,123	1,470,620	1,218,471	928,271			1,000,000
Russell Microcap Value Index
Account Value [Line Items]
Account Value	16,503	15,096	13,983	13,594	17,034	10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	22,387	20,072	17,925	16,221	18,023		11,775		13,352	12,878	11,969	10,325			10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	16,256	14,575	13,016	11,779	13,088		8,550	$ 10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	24,136	21,640	19,325	17,488	19,431		12,695		14,395	13,884	12,904	11,131		10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	2,238,704	2,007,194	1,792,497	1,622,130	1,802,305		1,177,484		1,335,196	1,287,789	1,196,883	1,032,458			1,000,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	17,302	15,513	13,853	12,537	13,929	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,158	18,153	16,370	15,442	18,445		10,645		12,899	13,757	12,163	9,742			10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,158	18,153	16,370	15,442	18,445		10,645		12,899	13,757	12,163	9,742			10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,158	18,153	16,370	15,442	18,445		10,645		12,899	13,757	12,163	9,742			10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,158	18,153	16,370	15,442	18,445		10,645		12,899	13,757	12,163	9,742			10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	1,915,800	1,815,316	1,636,957	1,544,189	1,844,479		1,064,452		1,289,885	1,375,664	1,216,334	974,182			1,000,000
Russell 2500 Value Index
Account Value [Line Items]
Account Value	21,063	19,067	17,140	15,529	17,890		10,960		12,970	13,224	11,862	10,022			10,000
Russell 2500 Value Index
Account Value [Line Items]
Account Value	21,063	19,067	17,140	15,529	17,890		10,960		12,970	13,224	11,862	10,022			10,000
Russell 2500 Value Index
Account Value [Line Items]
Account Value	2,106,258	1,906,660	1,713,979	1,552,932	1,788,956		1,095,967		1,296,982	1,322,427	1,186,151	1,002,150			1,000,000
Russell 2500 Value Index
Account Value [Line Items]
Account Value	17,724	16,045	14,423	13,068	15,054	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436		16,645		15,483	14,023	12,260	10,399			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	3,593,619	3,120,445	2,505,253	2,094,797	2,343,588		1,664,549		1,548,344	1,402,264	1,226,034	1,039,928			1,000,000
Russell MidCap Index
Account Value [Line Items]
Account Value	25,678	22,289	19,746	17,182	20,776		13,869		14,187	13,157	11,713	10,056			10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	31,408	24,830	21,582	17,527	24,888		17,311		15,468	13,576	11,454	9,786			10,000
Russell MidCap Index
Account Value [Line Items]
Account Value	25,678	22,289	19,746	17,182	20,776		13,869		14,187	13,157	11,713	10,056			10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	31,408	24,830	21,582	17,527	24,888		17,311		15,468	13,576	11,454	9,786			10,000
Russell MidCap Index
Account Value [Line Items]
Account Value	25,678	22,289	19,746	17,182	20,776		13,869		14,187	13,157	11,713	10,056			10,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	31,408	24,830	21,582	17,527	24,888		17,311		15,468	13,576	11,454	9,786			10,000
Russell MidCap Index
Account Value [Line Items]
Account Value	2,567,804	2,228,892	1,974,648	1,718,214	2,077,551		1,386,895		1,418,672	1,315,714	1,171,337	1,005,579			1,000,000
Russell MidCap Growth Index
Account Value [Line Items]
Account Value	$ 3,140,761	2,483,009	2,158,159	1,752,722	2,488,756		1,731,051		1,546,808	1,357,568	1,145,417	978,598			1,000,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Account Value	$ 17,744	14,813	13,768	12,460	16,672		11,608		12,110	12,904	11,626	9,581			10,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Account Value	$ 17,744	14,813	13,768	12,460	16,672		11,608		12,110	12,904	11,626	9,581			10,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Account Value	$ 3,548,838	2,962,507	2,753,545	2,491,989	3,334,400		2,321,685		2,421,991	2,580,855	2,325,264	1,916,122			2,000,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Account Value	$ 17,744	14,813	13,768	12,460	16,672		11,608		12,110	12,904	11,626	9,581			10,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Account Value	$ 1,774,419	1,481,254	1,376,772	1,245,995	1,667,200		1,160,843		1,210,996	1,290,428	1,162,632	958,061			1,000,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 11,709	11,035	10,597	10,637	11,181		11,217		10,649	10,147	10,186	10,239			10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 11,709	11,035	10,597	10,637	11,181		11,217		10,649	10,147	10,186	10,239			10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 2,341,862	2,207,089	2,119,321	2,127,365	2,236,249		2,243,475		2,129,789	2,029,463	2,037,158	2,047,747			2,000,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 11,709	11,035	10,597	10,637	11,181		11,217		10,649	10,147	10,186	10,239			10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 11,709	11,035	10,597	10,637	11,181		11,217		10,649	10,147	10,186	10,239			10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 1,170,931	1,103,545	1,059,661	1,063,682	1,118,125		1,121,737		1,064,894	1,014,732	1,018,579	1,023,873			1,000,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 10,437	9,837	9,446	9,481	9,967	10,000
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Account Value	$ 22,295	19,938	18,402	17,740	18,320		14,972		14,697	13,182	11,871	10,183			10,000
ICE BofAML Investment Grade U.S. Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Convertible Index
Account Value	$ 22,718	20,503	18,984	18,369	19,284		15,973		15,790	14,289	12,442	10,334			10,000
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Account Value	$ 4,459,070	3,987,526	3,680,353	3,548,077	3,663,981		2,994,413		2,939,319	2,636,305	2,374,220	2,036,642			2,000,000
ICE BofAML Investment Grade U.S. Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Convertible Index
Account Value	$ 4,543,579	4,100,540	3,796,876	3,673,853	3,856,830		3,194,511		3,158,013	2,857,706	2,488,442	2,066,767			2,000,000
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Account Value	$ 14,086	12,596	11,626	11,208	11,574	10,000
ICE BofAML Investment Grade U.S. Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Convertible Index
Account Value	$ 13,300	12,003	11,114	10,754	11,290	$ 10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	22,387	20,072	17,925	16,221	18,023		11,775		13,352	12,878	11,969	10,325			10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	24,814	22,248	19,868	17,980	19,977		13,051		14,799	14,274	13,266	11,444	$ 10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	4,477,408	4,014,387	3,584,995	3,244,260	3,604,610		2,354,969		2,670,393	2,575,578	2,393,765	2,064,917			2,000,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	22,387	20,072	17,925	16,221	18,023		11,775		13,352	12,878	11,969	10,325			10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	22,387	20,072	17,925	16,221	18,023		11,775		13,352	12,878	11,969	10,325			10,000
Russell MidCap Value Index
Account Value [Line Items]
Account Value	2,238,704	2,007,194	1,792,497	1,622,130	1,802,305		1,177,484		1,335,196	1,287,789	1,196,883	1,032,458			1,000,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,158	18,153	16,370	15,442	18,445		10,645		12,899	13,757	12,163	9,742			10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	3,831,600	3,630,631	3,273,914	3,088,379	3,688,958		2,128,905		2,579,771	2,751,328	2,432,668	1,948,364			2,000,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,158	18,153	16,370	15,442	18,445		10,645		12,899	13,757	12,163	9,742			10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	21,294	20,177	18,194	17,163	20,501		11,831		14,337	15,290	13,519	10,828		$ 10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	$ 1,915,800	$ 1,815,316	$ 1,636,957	$ 1,544,189	$ 1,844,479		$ 1,064,452		$ 1,289,885	$ 1,375,664	$ 1,216,334	$ 974,182			$ 1,000,000